EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ 11,841	$ 10,548	$ (13,674)
Convertible bonds (in shares)	81,492,951